Short-term loans	12 Months Ended
Dec. 31, 2025
Short-term loans
Short-term loans

16.Short-term loans

As of December 31, 2024, short-term loans amounted to RMB40.0 million in aggregate. The effective interest rate of these loans were 3.20% per annum. As of December 31, 2025, short-term loans amounted to RMB92.1 million (US$13.2 million) in aggregate. The effective interest rate of these loans were 2.16% per annum. These loans represent RMB-denominated borrowings made by the Group’s subsidiaries from financial institutions in mainland China and were repayable within one year.